SEGMENTS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF SEGMENT REPORTING FOR REVENUE

	Years ended December 31,
	2022	2021
	US$	US$
Revenue
Remittance services	26,714,151	30,196,550
Sales of Airtime	28,501,152	26,985,504
Other services	285,614	319,316
	55,500,917	57,501,370

	Years ended December 31,
	2022	2021
	US$	US$
Cost of sales
Remittance services	(13,268,205)	(14,712,592)
Sales of Airtime	(26,370,613)	(24,682,635)
Other services	(242,129)	(209,114)
	(39,880,947)	(39,604,341)

	Years ended December 31,
	2022	2021
	US$	US$
Gross Profit
Remittance services	13,445,946	15,483,958
Sales of Airtime	2,130,539	2,302,869
Other services	43,485	110,202
	15,619,970	17,897,029

SCHEDULE FOR ADDITIONS TO LONG-LIVED ASSETS OTHER THAN GOODWILL AND ACQUIRED INTANGIBLE ASSETS

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2022	2021
	US$	US$
Remittance services expense	532,457	405,880
Sales of Airtime	-	-
Other services	-	-
	532,457	405,880

SCHEDULE OF GEOGRAPHICAL INFORMATION

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2022	2021
	US$	US$
Revenue
Hong Kong	8,647,764	8,307,589
Malaysia	36,742,314	46,746,853
Indonesia	10,110,839	2,446,928
	55,500,917	57,501,370

SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2022	2021
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	3,647,913	5,897,263
Malaysia	1,276,989	930,515
Indonesia	121,698	-
	5,046,600	6,827,778

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	768,617	106,151
Goodwill	27,001,383	19,229,528
Acquired intangible assets	6,467,231	8,007,788
Long-lived assets other than goodwill and acquired intangible assets	39,383,831	34,271,245

SCHEDULE OF GOODWILL REPORTABLE SEGMENTS	The following table sets forth the goodwill by reportable segments:
	December 31,
	2022	2021
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	6,307,936
	27,001,383	19,229,528